                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22075

          Morgan Stanley Series Fund - Diversified International Equity
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: July 31, 2008

Date of reporting period: January 31, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Diversified International Equity Fund performed during the period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the period October 9, 2007 through January 31, 2008

TOTAL RETURN FOR THE PERIOD SINCE INCEPTION (OCTOBER 9, 2007) THROUGH JANUARY 31, 2008


                                                                LIPPER
                                                         INTERNATIONAL
                                                MSCI         MULTI-CAP
                                                EAFE              CORE
CLASS A    CLASS B    CLASS C    CLASS D    INDEX(1)    FUNDS INDEX(2)
-13.10%    -13.10%    -13.10%    -13.10%     -12.22%           -11.27%




The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The Morgan Stanley Diversified International Equity Fund launched on October 9, 2007, during a turbulent time in the global stock markets. For the period since the Fund's inception through January 31, 2008, U.S. stocks (as represented by the S&P 500(R) Index) fell 11.41 percent, while international stocks (as represented by the MSCI EAFE Index) were down 12.22 percent.

In the fourth quarter of 2007 and beginning of 2008, global markets continued to be roiled by ongoing bad news from the U.S. economy, tight credit conditions, weak real estate markets and high commodity prices. In the U.S., the Federal Open Market Committee (the "Fed") responded to the turbulence by lowering its target federal funds rate five times between September and January. Although the quick action by the Fed did bolster investor confidence at times, rallies were short-lived as negative economic news continued to pummel the markets. U.S. gross domestic product growth slowed to 0.6% in the fourth quarter, down from 4.9% in the third quarter. Weak manufacturing and employment data released in January showed further evidence of a much slower economy, and rising commodity prices and a weak U.S. dollar contributed to mounting inflationary pressures. By the end of the period, the probability of a recession appeared very high, although the potential length and severity continued to be debated.

Elsewhere, markets in Europe and Japan also saw declining performance during the period under review, as growth projections for both regions were dampened by deteriorating economic conditions in the U.S. Inflationary pressures remained a persistent threat in Europe and, unlike the Fed, the European Central Bank was reluctant to reduce interest rates in light of the recent market turmoil.

PERFORMANCE ANALYSIS

All share classes of Morgan Stanley Diversified International Equity Fund underperformed the MSCI EAFE Index and the Lipper International Multi-Cap Core Funds Index for the period since inception (October 9, 2007) through January 31, 2008, assuming no deduction of applicable sales charges.

The Fund's investment strategy seeks to value through our quantitative stock selection process. Sector allocations are weighted more or less in line with that of the MSCI EAFE Index, thereby minimizing the effects of sector allocation on relative performance. As expected, performance was primarily driven by stock selection during the period under review. In particular, stock selection in the materials and consumer discretionary sectors were largely responsible for the Fund's relative underperformance. Within the materials sector, the Fund's exposure to a Swiss chemicals company and a Norwegian paper and forest products company, both of which lost considerable value during the period, dampened relative results. Weakness in the consumer discretionary sector was mostly concentrated among auto components and household durables holdings.

Although the Fund underperformed on overall relative basis, there were some notable bright spots during the period. Stock selection in the energy sector contributed significantly to relative performance. Here, an overweight position in a strongly performing U.K. oil, gas and consumable fuels company bolstered the Fund's relative gains. The financials sector also added value, mostly due to strong selection in Hong Kong real estate development and management stocks.

There is no guarantee that the strategy discussed above will continue to perform as discussed herein or the securities discussed above will be held by the Fund in the future.


TOP 10 HOLDINGS
BG Group PLC                        1.8%
BP PLC                              1.3
Royal Dutch Shell PLC (B Shares)    1.2
Vodafone Group PLC                  1.0
Unione di Banche Italiane Scpa      0.9
Rio Tinto PLC                       0.9
Intesa Sanpaolo                     0.9
Johnson Matthey PLC                 0.9
Banco Bilbao Vizcaya Argentaria,
  S.A.                              0.9
GlaxoSmithKline PLC                 0.8




TOP FIVE COUNTRIES
United Kingdom                     22.7%
Japan                              21.8
France                              9.4
Germany                             8.2
Switzerland                         5.2



Data as of January 31, 2008. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

PERFORMANCE SUMMARY



TOTAL RETURNS -- PERIOD ENDED JANUARY 31, 2008



                               CLASS A SHARES*      CLASS B SHARES**      CLASS C SHARES(+)     CLASS D SHARES(++)
                              (since 10/09/07)     (since 10/09/07)      (since 10/09/07)      (since 10/09/07)
SYMBOL                                  DLIAX                DLIBX                 DLICX                 DLIDX
SINCE INCEPTION                       (13.10)(3)           (13.10)(3)            (13.10)(3)            (13.10)(3)
                                      (17.66)(4)           (17.44)(4)            (13.97)(4)                --



Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States & Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper International Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper International Multi-Cap Core Funds classification as of the date of this report.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/09/07 - 01/31/08.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING          ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD *
                                                  -------------    -------------    ---------------
                                                                                       10/09/07 -
                                                     10/09/07         01/31/08          01/31/08
                                                  -------------    -------------    ---------------
CLASS A
Actual (-13.10% return).......................      $1,000.00        $  869.00           $11.70
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,012.62           $12.60
CLASS B
Actual (-13.10% return).......................      $1,000.00        $  869.00           $12.64
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,011.61           $13.60
CLASS C
Actual (-13.10% return).......................      $1,000.00        $  869.00           $12.54
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,011.71           $13.50
CLASS D
Actual (-13.10% return).......................      $1,000.00        $  869.00           $11.37
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,012.97           $12.25



---------
 * Expenses are equal to the Fund's annualized expense ratios of 2.49%, 2.69%, 2.68% and 2.42% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period multiplied by 115/366 (to reflect the actual days in the period for the actual example) and multiplied by 184/366 (to reflect the one-half year period for the hypothetical example). If the Fund had borne all its expenses, the annualized expense ratios would have been 8.10%, 8.30%, 8.29% and 8.03% for Class A, Class B, Class C and Class D, respectively.

INVESTMENT ADVISORY AGREEMENT APPROVAL



In approving the investment advisory agreement for the Diversified International Equity Fund, a Fund of the Morgan Stanley Series Funds, the Board of Trustees, including the Independent Trustees, considered the following factors:

NATURE, EXTENT AND QUALITY OF SERVICES

The Boards reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the Investment Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Adviser under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities (the Investment Advisory Agreement and Administration Agreement together are referred to as the "Management Agreement").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the advisory and administrative services to the Fund. The Board determined that the Investment Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided are necessary and appropriate for the conduct of the business and investment activities of the Fund.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER INVESTMENT ADVISERS

The Board considered that the Investment Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offerings had not yet begun. The Board concluded that, since the Fund had no assets to invest (other than seed capital required under the Investment Company
Act) and had no track record of performance, this was not a factor it needed to address at the present time.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE INVESTMENT ADVISERS WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fee (together, the "Management fee") rates proposed to be paid by the Fund under the Management Agreement. The Board noted that the Investment Adviser did not manage any other funds with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the proposed Management fee rate and the anticipated total annual expense ratio of the Fund. The Board reviewed the average fees paid within the Lipper International Multi Cap Category. The Board considered that the Fund requires the Investment Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund. The Board concluded that the proposed Management fee rate and anticipated total annual expense ratio would be competitive with those of other similar non-affiliated funds.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Management fee schedules under the Management Agreement. The Board noted that the Management fee includes breakpoints at $500 million, $1 billion and $1.5 billion. The Board considered that the Fund's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

PROFITABILITY OF THE INVESTMENT ADVISER AND AFFILIATES

Since the Fund has not begun operations and has not paid any fees to the Investment Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Investment Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex. The Board considered sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Investment Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Investment Adviser receives from the Funds 12b-1 fees for distribution and shareholder services.

SOFT DOLLAR BENEFITS

The Board considered whether the Investment Adviser will realize any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and for other funds managed by the Investment Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Investment Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Investment Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

INVESTMENT ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Investment Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Investment Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

RELATIONSHIP WITH THE INVESTMENT ADVISER

The Boards also reviewed and considered the proposed relationship between the Investment Adviser and the Morgan Stanley Fund Complex, including the organizational structure of the Investment Adviser, the policies and procedures formulated and adopted by the Investment Adviser for managing the operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Investment Adviser. The Board concluded that it is beneficial for the Fund to approve the relationship with the Investment Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Boards considered the controls and procedures adopted and implemented by the investment advisers and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by each investment adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if they are to continue in effect.

Morgan Stanley Diversified International Equity Fund
PORTFOLIO OF INVESTMENTS -  JANUARY 31, 2008 (UNAUDITED)




NUMBER OF
  SHARES                                                VALUE
---------------------------------------------------------------
           Common Stocks (98.6%)

           Australia # (3.3%)
           Airlines
   1,741   Qantas Airways Ltd. ....................  $    7,386
                                                     ----------

           Apparel/Footwear
   2,108   Pacific Brands Ltd. ....................       5,376
                                                     ----------

           Construction Materials
   1,245   Boral Ltd. .............................       6,762
                                                     ----------

           Containers/Packaging
   1,214   Amcor Ltd. .............................       7,514
                                                     ----------

           Financial Conglomerates
   1,130   Suncorp-Metway Ltd. ....................      15,710
                                                     ----------

           Food: Major Diversified
   6,003   Goodman Fielder Ltd. ...................       9,175
                                                     ----------

           Hospital/Nursing Management
   1,466   Symbion Health Ltd. ....................       5,201
                                                     ----------

           Major Banks
     414   Commonwealth Bank of Australia..........      18,655
                                                     ----------

           Medical/Nursing Services
     381   Sonic Healthcare Ltd. ..................       5,627
                                                     ----------

           Miscellaneous Manufacturing
   6,632   Futuris Corp., Ltd. ....................      13,693
                                                     ----------

           Oil Refining/Marketing
     397   Caltex Australia Ltd. ..................       5,617
                                                     ----------

           Pulp & Paper
   3,066   PaperlinX Ltd. .........................       6,017
                                                     ----------

           Real Estate Investment Trusts
   1,135   Westfield Group (Stapled Securities)**..      19,177
   9,943   CFS Retail Property Trust...............      18,937
                                                     ----------
                                                         38,114
                                                     ----------
           Total Australia.........................     144,847
                                                     ----------

           Austria # (1.6%)
           Construction Materials
     411   RHI AG*.................................      14,818
                                                     ----------

           Major Telecommunications
     913   Telekom Austria AG (Bearer Shares)......      25,478
                                                     ----------

           Oil Refining/Marketing
     396   OMV AG..................................      28,466
                                                     ----------
           Total Austria...........................      68,762
                                                     ----------

           Belgium # (2.0%)
           Apparel/Footwear Retail
     189   Delhaize Group..........................      14,470
                                                     ----------

           Financial Conglomerates
   1,337   Fortis..................................      29,893
                                                     ----------

           Major Telecommunications
     531   Belgacom S.A. ..........................      25,958
                                                     ----------

           Other Metals/Minerals
      81   Umicore.................................      18,460
                                                     ----------
           Total Belgium...........................      88,781
                                                     ----------

           Bermuda # (0.5%)
           Apparel/Footwear Retail
  12,000   Giordano International Ltd. ............       4,848
                                                     ----------

           Construction Materials
   2,000   Cheung Kong Infrastructure Holdings
            Ltd. ..................................       7,626
                                                     ----------

           Miscellaneous Manufacturing
  17,500   Johnson Electric Holdings Ltd. .........       8,516
                                                     ----------
           Total Bermuda...........................      20,990
                                                     ----------

           Denmark # (1.0%)
           Marine Shipping
       1   A P Moller -- Maersk A/S (B Shares).....       9,894
                                                     ----------

                        See Notes to Financial Statements

Morgan Stanley Diversified International Equity Fund
PORTFOLIO OF INVESTMENTS -  JANUARY 31, 2008 (UNAUDITED) continued


NUMBER OF
  SHARES                                                VALUE
---------------------------------------------------------------

           Pharmaceuticals: Major
     530   Novo Nordisk A/S (B Shares).............  $   33,295
                                                     ----------
           Total Denmark...........................      43,189
                                                     ----------

           Finland # (1.1%)
           Pulp & Paper
   1,151   Stora Enso Oyj (Registered Shares)......      15,992
                                                     ----------

           Telecommunication Equipment
     857   Nokia Oyj...............................      31,518
                                                     ----------
           Total Finland...........................      47,510
                                                     ----------

           France # (9.5%)
           Automotive Aftermarket
     133   Compagnie Generale des Etablissements
            Michelin (B Shares)....................      12,767
                                                     ----------

           Building Products
     146   Compagnie de Saint-Gobain...............      11,431
                                                     ----------

           Department Stores
      93   PPR.....................................      13,145
                                                     ----------

           Electric Utilities
     572   Suez S.A. ..............................      34,978
                                                     ----------

           Electrical Products
     116   Schneider Electric S.A. ................      13,453
                                                     ----------

           Engineering & Construction
     205   Vinci S.A. .............................      13,981
                                                     ----------

           Household/Personal Care
     138   L'Oreal S.A. ...........................      17,066
                                                     ----------

           Integrated Oil
     354   Total S.A. .............................      25,678
                                                     ----------

           Major Banks
     367   BNP Paribas.............................      36,284
     236   Societe Generale........................      29,281
                                                     ----------
                                                         65,565
                                                     ----------
           Major Telecommunications
     755   France Telecom S.A. ....................      26,666
                                                     ----------

           Media Conglomerates
     431   Vivendi.................................      17,344
                                                     ----------

           Motor Vehicles
     215   PSA Peugeot Citroen.....................      15,873
     116   Renault S.A. ...........................      13,223
                                                         29,096
                                                     ----------
           Multi-Line Insurance
     942   Axa.....................................      32,291
                                                     ----------

           Pharmaceuticals: Major
     357   Sanofi-Aventis..........................      29,074
                                                     ----------

           Publishing: Books/Magazines
     218   Lagardere S.C.A. .......................      16,000
                                                     ----------

           Regional Banks
   1,059   Credit Agricole S.A. ...................      32,615
                                                     ----------

           Telecommunication Equipment
   3,117   Alcatel-Lucent..........................      19,666
                                                     ----------
           Total France............................     410,816
                                                     ----------

           Germany # (8.2%)
           Air Freight/Couriers
     532   Deutsche Post AG (Registered Shares)....      17,288
                                                     ----------

           Airlines
     537   Deutsche Lufthansa AG (Registered
            Shares)................................      12,877
                                                     ----------

           Auto Parts: O.E.M.
     131   Continental AG..........................      13,603
                                                     ----------

           Chemicals: Major Diversified
     148   BASF SE.................................      19,378
                                                     ----------

           Electric Utilities
     183   E.ON AG.................................      33,644
     267   RWE AG..................................      32,744
                                                     ----------
                                                         66,388
                                                     ----------

                        See Notes to Financial Statements

Morgan Stanley Diversified International Equity Fund
PORTFOLIO OF INVESTMENTS -  JANUARY 31, 2008 (UNAUDITED) continued


NUMBER OF
  SHARES                                                VALUE
---------------------------------------------------------------
           Engineering & Construction
     195   Bilfinger Berger AG.....................  $   12,245
                                                     ----------

           Industrial Conglomerates
     114   Siemens AG (Registered Shares)..........      14,771
     319   ThyssenKrupp AG.........................      15,669
                                                     ----------
                                                         30,440
                                                     ----------
           Major Banks
     316   Deutsche Bank AG (Registered Shares)....      35,713
                                                     ----------

           Major Telecommunications
   1,270   Deutsche Telekom AG (Registered
            Shares)................................      25,948
                                                     ----------

           Medical/Nursing Services
     612   Fresenius Medical Care AG & Co. KGaA....      31,420
                                                     ----------

           Motor Vehicles
     178   Daimler AG (Registered Shares)..........      13,925
      75   Volkswagen AG...........................      16,982
                                                     ----------
                                                         30,907
                                                     ----------
           Multi-Line Insurance
     183   Allianz SE (Registered Shares)..........      32,957
                                                     ----------

           Packaged Software
     551   SAP AG..................................      26,543
                                                     ----------
           Total Germany...........................     355,707
                                                     ----------

           Hong Kong # (3.9%)
           Electric Utilities
   1,000   CLP Holdings Ltd. ......................       7,976
                                                     ----------

           Industrial Conglomerates
   1,000   Hutchison Whampoa Ltd. .................       9,818
   2,000   Swire Pacific Ltd. (Class A)............      27,299
                                                     ----------
                                                         37,117
                                                     ----------
           Investment Banks/Brokers
     500   Hong Kong Exchanges & Clearing Ltd. ....      10,373
                                                     ----------

           Major Banks
   8,500   BOC Hong Kong (Holdings) Ltd. ..........      21,369
   1,200   Hang Seng Bank Ltd. ....................      24,046
                                                     ----------
                                                         45,415
                                                     ----------
           Real Estate Development
   1,000   Cheung Kong (Holdings) Ltd. ............      16,219
   3,000   Henderson Land Development Co., Ltd. ...      25,830
   1,000   Sun Hung Kai Properties Ltd. ...........      20,024
                                                     ----------
                                                         62,073
                                                     ----------
           Tools/Hardware
   5,500   Techtronic Industries Co., Ltd. ........       5,781
                                                     ----------
           Total Hong Kong.........................     168,735
                                                     ----------

           Ireland # (1.1%)
           Beverages: Alcoholic
   2,160   C&C Group PLC...........................      14,423
                                                     ----------

           Food: Major Diversified
   2,786   Greencore Group PLC.....................      16,944
                                                     ----------

           Food: Specialty/Candy
     637   Kerry Group PLC (A Shares)..............      17,108
                                                     ----------
           Total Ireland...........................      48,475
                                                     ----------

           Italy # (4.2%)
           Electric Utilities
   2,951   Enel SpA................................      32,917
                                                     ----------

           Integrated Oil
     748   Eni SpA.................................      24,107
                                                     ----------

           Major Banks
   5,388   Intesa Sanpaolo.........................      38,490
   4,784   UniCredit SpA...........................      35,120
                                                     ----------
                                                         73,610
                                                     ----------
           Motor Vehicles
     587   Fiat SpA................................      13,731
                                                     ----------

                        See Notes to Financial Statements

Morgan Stanley Diversified International Equity Fund
PORTFOLIO OF INVESTMENTS -  JANUARY 31, 2008 (UNAUDITED) continued


NUMBER OF
  SHARES                                                VALUE
---------------------------------------------------------------

           Regional Banks
   1,567   Unione di Banche Italiane Scpa..........  $   39,230
                                                     ----------
           Total Italy.............................     183,595
                                                     ----------

           Japan # (21.8%)
           Advertising/Marketing Services
     170   Hakuhodo Dy Holdings Inc. ..............       8,831
                                                     ----------

           Agricultural Commodities/Milling
   2,000   Nichirei Corp. .........................       9,281
                                                     ----------

           Apparel/Footwear
   1,000   Onward Holdings Co., Ltd. ..............      10,141
                                                     ----------

           Auto Parts: O.E.M.
     300   Toyota Industries Corp. ................      11,697
                                                     ----------

           Building Products
     700   JS Group Corp. .........................      12,182
   2,000   Nippon Sheet Glass Co., Ltd. ...........       9,143
   2,000   Sanwa Holdings Corp. ...................       9,612
                                                     ----------
                                                         30,937
                                                     ----------
           Chemicals: Major Diversified
   1,500   Mitsubishi Chemical Holdings Corp. .....      10,903
                                                     ----------

           Chemicals: Specialty
   2,000   Dainippon Ink & Chemicals, Inc. ........       8,929
   1,000   Mitsui Chemicals, Inc. .................       6,697
   3,000   Showa Denko K.K.........................      10,273
                                                     ----------
                                                         25,899
                                                     ----------
           Computer Processing Hardware
   2,000   Fujitsu Ltd. ...........................      12,950
                                                     ----------

           Construction Materials
   3,000   Taiheiyo Cement Corp. ..................       6,440
                                                     ----------

           Department Stores
   2,000   H20 Retailing Corp. ....................      14,327
                                                     ----------

           Electric Utilities
     800   Kansai Electric Power Co., Inc. (The)...      20,018
     800   Tokyo Electric Power Co., Inc. (The)....      20,777
                                                     ----------
                                                         40,795
                                                     ----------
           Electrical Products
   3,000   Fuji Electric Holdings Co., Ltd. .......      10,062
                                                     ----------

           Electronic Components
   1,000   Alps Electric Co., Ltd. ................      11,533
                                                     ----------

           Electronic Distributors
     600   Canon Marketing Japan Inc. .............       9,878
                                                     ----------

           Electronic Equipment/Instruments
     200   Canon Inc. .............................       8,632
     100   Kyocera Corp. ..........................       7,989
   1,000   Matsushita Electric Industrial Co.,
            Ltd. ..................................      21,373
   6,000   Oki Electric Industry Co., Ltd.*........       9,834
   1,000   Ricoh Co., Ltd. ........................      15,617
                                                     ----------
                                                         63,445
                                                     ----------
           Electronics/Appliance Stores
   1,100   Edion Corp. ............................      12,456
                                                     ----------

           Electronics/Appliances
     200   FUJIFILM Holdings Corp. ................       7,841
   1,000   Pioneer Corp. ..........................       7,252
     300   Sony Corp. .............................      14,344
                                                     ----------
                                                         29,437
                                                     ----------
           Engineering & Construction
   3,000   Kajima Corp. ...........................       9,597
   2,000   Shimizu Corp. ..........................      10,249
   4,000   Taisei Corp. ...........................      11,750
                                                     ----------
                                                         31,596
                                                     ----------
           Finance/Rental/Leasing
      60   ORIX Corp. .............................      10,210
                                                     ----------

                        See Notes to Financial Statements

Morgan Stanley Diversified International Equity Fund
PORTFOLIO OF INVESTMENTS -  JANUARY 31, 2008 (UNAUDITED) continued


NUMBER OF
  SHARES                                                VALUE
---------------------------------------------------------------

           Food Retail
     500   Aeon Co., Ltd. .........................  $    6,064
     500   Circle K Sunkus Co., Ltd. ..............       7,236
     200   Lawson, Inc. ...........................       7,130
     300   Matsumotokiyoshi Holdings Co., Ltd.*....       7,261
     300   Seven & I Holdings Co., Ltd. ...........       7,425
                                                     ----------
                                                         35,116
                                                     ----------
           Food: Meat/Fish/Dairy
   1,000   Meiji Dairies Corp. ....................       5,376
                                                     ----------

           Home Building
   2,000   Sekisui Chemical Co., Ltd. .............      13,088
                                                     ----------

           Industrial Conglomerates
   2,000   Hitachi, Ltd. ..........................      14,999
                                                     ----------

           Industrial Machinery
   2,000   Mitsubishi Heavy Industries, Ltd. ......       8,201
                                                     ----------

           Industrial Specialties
   1,000   Asahi Glass Co., Ltd. ..................      12,467
                                                     ----------

           Information Technology Services
     600   TIS Inc. ...............................      10,370
                                                     ----------

           Integrated Oil
     100   Idemitsu Kosan Co, Ltd. ................       8,577
                                                     ----------

           Investment Banks/Brokers
   1,000   Daiwa Securities Group Inc. ............       8,844
     800   Nomura Holdings, Inc. ..................      11,730
                                                     ----------
                                                         20,574
                                                     ----------
           Major Banks
   1,300   Mitsubishi UFJ Financial Group, Inc. ...      12,876
   2,000   Chuo Mitsui Trust Holdings, Inc. .......      13,760
       1   Sumitomo Mitsui Financial Group, Inc. ..       7,902
   2,000   Sumitomo Trust & Banking Co., Ltd.
            (The)..................................      12,709
                                                     ----------
                                                         47,247
                                                     ----------
           Major Telecommunications
       5   Nippon Telegraph & Telephone Corp. .....      23,928
                                                     ----------

           Marine Shipping
   2,000   Nippon Yusen Kabushiki Kaisha...........      16,337
                                                     ----------

           Medical Specialties
     600   Suzuken Co., Ltd. ......................      21,850
                                                     ----------

           Metal Fabrications
   3,000   Mitsui Mining & Smelting Co., Ltd. .....      11,278
                                                     ----------

           Metals
   5,000   Nippon Light Metal Co., Ltd. ...........       8,668
                                                     ----------

           Motor Vehicles
     400   Honda Motor Co., Ltd. ..................      12,620
   1,200   Nissan Motor Co., Ltd. .................      11,517
     200   Toyota Motor Corp. .....................      10,883
                                                     ----------
                                                         35,020
                                                     ----------
           Office Equipment/Supplies
   1,100   Kokuyo Co., Ltd. .......................       9,011
                                                     ----------

           Office/Plant Automation
   2,000   Dainippon Screen Manufacturing Co.,
            Ltd. ..................................      10,064
                                                     ----------

           Oil Refining/Marketing
   1,000   Nippon Oil Corp. .......................       6,770
                                                     ----------

           Packaged Software
     600   Fuji Soft Inc. .........................       8,334
                                                     ----------

           Pharmaceuticals: Major
     300   Takeda Pharmaceutical Co., Ltd. ........      18,219
                                                     ----------

           Pharmaceuticals: Other
     400   Eisai Co., Ltd. ........................      16,458
                                                     ----------

                        See Notes to Financial Statements

Morgan Stanley Diversified International Equity Fund
PORTFOLIO OF INVESTMENTS -  JANUARY 31, 2008 (UNAUDITED) continued


NUMBER OF
  SHARES                                                VALUE
---------------------------------------------------------------

           Property -- Casualty Insurers
     300   Millea Holdings, Inc. ..................  $   11,454
   1,000   Mitsui Sumitomo Insurance Co., Ltd. ....      10,319
                                                     ----------
                                                         21,773
                                                     ----------
           Pulp & Paper
       3   Nippon Paper Group, Inc. ...............       7,017
   2,000   Oji Paper Co., Ltd. ....................       8,528
                                                     ----------
                                                         15,545
                                                     ----------
           Real Estate Development
   1,000   Mitsubishi Estate Co., Ltd. ............      26,595
   1,000   Mitsui Fudosan Co., Ltd. ...............      22,921
   1,000   Sumitomo Realty & Development Co.,
            Ltd. ..................................      24,663
                                                     ----------
                                                         74,179
                                                     ----------
           Semiconductors
   2,000   Sanken Electric Co., Ltd................      10,187
                                                     ----------

           Textiles
   2,000   Teijin Ltd. ............................       7,892
   5,000   Toyobo Co., Ltd. .......................      10,832
                                                     ----------
                                                         18,724
                                                     ----------
           Trucks/Construction/Farm Machinery
     300   Komatsu Ltd. ...........................       7,242
                                                     ----------

           Wholesale Distributors
     500   Autobacs Seven Co., Ltd. ...............      10,472
     500   Hitachi High-Technologies Corp. ........       9,418
   1,000   Itochu Corp. ...........................       9,173
   1,000   Marubeni Corp. .........................       6,865
     400   Mitsubishi Corp. .......................      10,484
   1,000   Mitsui & Co., Ltd. .....................      20,583
     600   Sumitomo Corp. .........................       8,292
                                                     ----------
                                                         75,287
                                                     ----------
           Total Japan.............................     945,707
                                                     ----------
           Luxembourg # (0.4%)
           Steel
     265   ArcelorMittal...........................      17,615
                                                     ----------

           Netherlands # (3.3%)
           Aerospace & Defense
     502   European Aeronautic Defence & Space
            Co. ...................................      12,717
                                                     ----------

           Air Freight/Couriers
     377   TNT NV..................................      13,965
                                                     ----------

           Financial Conglomerates
     939   ING Groep NV (Share Certificates).......      30,570
                                                     ----------

           Food: Major Diversified
     600   Unilever NV (Share Certificates)........      19,523
                                                     ----------

           Industrial Conglomerates
     418   Koninklijke (Royal) Philips Electronics
            NV.....................................      16,398
                                                     ----------

           Personnel Services
     664   Vedior NV -- CVA (Share Certificates)...      16,290
                                                     ----------

           Semiconductors
   1,915   STMicroelectronics NV...................      23,929
                                                     ----------

           Wholesale Distributors
   1,401   Corporate Express.......................       8,182
                                                     ----------
           Total Netherlands.......................     141,574
                                                     ----------

           New Zealand # (0.1%)
           Electronics/Appliances
   2,154   Fisher & Paykel Appliances Holdings
            Ltd. ..................................       4,767
                                                     ----------

           Norway # (1.0%)
           Agricultural Commodities/Milling
  15,889   Marine Harvest*.........................       8,523
                                                     ----------

           Integrated Oil
     867   StatoilHydro ASA........................      22,668
                                                     ----------

                        See Notes to Financial Statements

Morgan Stanley Diversified International Equity Fund
PORTFOLIO OF INVESTMENTS -  JANUARY 31, 2008 (UNAUDITED) continued


NUMBER OF
  SHARES                                                VALUE
---------------------------------------------------------------

           Pulp & Paper
   2,008   Norske Skogindustrier ASA...............  $   11,609
                                                     ----------
           Total Norway............................      42,800
                                                     ----------

           Portugal # (0.5%)
           Major Telecommunications
   1,743   Portugal Telecom, SGPS, S.A. (Registered
            Shares)................................      22,471
                                                     ----------

           Singapore # (1.7%)
           Airlines
   1,000   Singapore Airlines Ltd. ................      11,013
                                                     ----------

           Electronic Components
   1,000   Venture Corp., Ltd. ....................       7,393
                                                     ----------

           Industrial Conglomerates
   1,000   Keppel Corp., Ltd. .....................       8,176
                                                     ----------

           Major Telecommunications
   6,000   Singapore Telecommunications Ltd. ......      15,589
                                                     ----------

           Marine Shipping
   3,000   Neptune Orient Lines Ltd. ..............       6,905
                                                     ----------

           Oil Refining/Marketing
   2,000   Singapore Petroleum Co., Ltd. ..........       8,911
                                                     ----------

           Semiconductors
   6,000   Chartered Semiconductor Manufacturing
            Ltd.*..................................       3,276
                                                     ----------

           Specialty Stores
   1,000   Jardine Cycle & Carriage Ltd. ..........      13,908
                                                     ----------
           Total Singapore.........................      75,171
                                                     ----------

           Spain # (2.7%)
           Engineering & Construction
     289   ACS, Actividades de Construccion y
            Servicios, S.A. .......................      15,170
                                                     ----------

           Food: Specialty/Candy
     903   Ebro Puleva, S.A. ......................      16,198
                                                     ----------

           Integrated Oil
     761   Repsol YPF, S.A. .......................      24,269
                                                     ----------

           Major Banks
   1,744   Banco Bilbao Vizcaya Argentaria, S.A. ..      36,785
                                                     ----------

           Major Telecommunications
     902   Telefonica S.A. ........................      26,412
                                                     ----------
           Total Spain.............................     118,834
                                                     ----------

           Sweden # (1.8%)
           Food Retail
     531   Axfood AB...............................      20,155
                                                     ----------

           Miscellaneous Manufacturing
     641   Trelleborg AB (B Shares)................      11,645
                                                     ----------

           Regional Banks
   2,459   Nordea Bank AB..........................      33,288
                                                     ----------

           Trucks/Construction/Farm Machinery
     846   Volvo AB (B Shares).....................      11,302
                                                     ----------
           Total Sweden............................      76,390
                                                     ----------

           Switzerland # (5.2%)
           Auto Parts: O.E.M.
      32   Rieter Holding AG (Registered Shares)...      11,609
                                                     ----------

           Chemicals: Specialty
     389   Ciba Specialty Chemicals AG (Registered
            Shares)................................      15,745
   1,590   Clariant AG (Registered Shares)*........      12,668
                                                     ----------
                                                         28,413
                                                     ----------
           Financial Conglomerates
     736   UBS AG (Registered Shares)..............      30,458
                                                     ----------

           Food: Major Diversified
      42   Nestle S.A. (Registered Shares).........      18,771
                                                     ----------

                        See Notes to Financial Statements

Morgan Stanley Diversified International Equity Fund
PORTFOLIO OF INVESTMENTS -  JANUARY 31, 2008 (UNAUDITED) continued


NUMBER OF
  SHARES                                                VALUE
---------------------------------------------------------------

           Industrial Conglomerates
     583   ABB Ltd. (Registered Shares)............  $   14,587
                                                     ----------

           Major Banks
     614   Credit Suisse Group (Registered
            Shares)................................      34,798
                                                     ----------

           Other Consumer Specialties
     295   Swatch Group AG (Registered Shares).....      15,463
                                                     ----------

           Personnel Services
     248   Adecco S.A. (Registered Shares).........      12,994
                                                     ----------

           Pharmaceuticals: Major
     580   Novartis AG (Registered Shares).........      29,351
     174   Roche Holding AG........................      31,525
                                                     ----------
                                                         60,876
                                                     ----------
           Total Switzerland.......................     227,969
                                                     ----------

           United Kingdom # (22.7%)
           Aerospace & Defense
     983   BAE Systems PLC.........................       9,158
                                                     ----------

           Agricultural Commodities/Milling
     119   Lighthouse Caledonia ASA*...............          91
                                                     ----------

           Airlines
   1,146   British Airways PLC*....................       7,608
                                                     ----------

           Chemicals: Major Diversified
     998   Johnson Matthey PLC.....................      37,132
                                                     ----------

           Department Stores
     818   Marks & Spencer Group PLC...............       7,218
                                                     ----------

           Electric Utilities
   2,189   British Energy Group PLC................      22,563
   2,721   International Power PLC.................      21,589
                                                     ----------
                                                         44,152
                                                     ----------
           Electrical Products
   1,084   Premier Farnell PLC.....................       3,043
                                                     ----------

           Electronic Equipment/Instruments
   1,487   Invensys PLC*...........................       6,755
                                                     ----------

           Electronics/Appliance Stores
   3,655   DSG International PLC...................       5,540
                                                     ----------

           Food Retail
   3,399   Tesco PLC...............................      28,359
                                                     ----------

           Food: Specialty/Candy
   3,688   Tate & Lyle PLC.........................      35,885
                                                     ----------

           Home Building
     689   Barratt Developments PLC................       5,848
     478   Bellway PLC.............................       7,588
     500   Persimmon PLC...........................       7,718
   1,811   Taylor Wimpey PLC.......................       6,512
                                                     ----------
                                                         27,666
                                                     ----------
           Home Improvement Chains
   2,711   Kingfisher PLC..........................       7,929
     310   Travis Perkins PLC......................       7,203
                                                     ----------
                                                         15,132
                                                     ----------
           Hotels/Resorts/Cruiselines
     217   Carnival PLC............................       9,428
                                                     ----------

           Industrial Machinery
   4,926   FKI PLC.................................       4,977
                                                     ----------

           Information Technology Services
   1,245   LogicaCMG PLC...........................       2,691
                                                     ----------

           Integrated Oil
   3,553   BG Group PLC............................      78,189
   5,156   BP PLC..................................      54,693
   1,515   Royal Dutch Shell PLC (B Shares)........      52,413
                                                     ----------
                                                        185,295
                                                     ----------
           Life/Health Insurance
   2,215   Prudential PLC..........................      28,612
                                                     ----------

                        See Notes to Financial Statements

Morgan Stanley Diversified International Equity Fund
PORTFOLIO OF INVESTMENTS -  JANUARY 31, 2008 (UNAUDITED) continued


NUMBER OF
  SHARES                                                VALUE
---------------------------------------------------------------

           Major Banks
   2,593   Barclays PLC............................  $   24,446
   1,794   HBOS PLC................................      24,776
   1,818   HSBC Holdings PLC (Registered Shares)...      27,258
   3,062   Royal Bank of Scotland Group PLC........      23,392
                                                     ----------
                                                         99,872
                                                     ----------
           Major Telecommunications
   6,591   BT Group PLC............................      34,241
                                                     ----------

           Miscellaneous Commercial Services
   2,331   G4S PLC.................................      10,233
                                                     ----------

           Other Metals/Minerals
     502   Anglo American PLC......................      27,452
     955   BHP Billiton PLC........................      28,306
     392   Rio Tinto PLC...........................      39,124
                                                     ----------
                                                         94,882
                                                     ----------
           Pharmaceuticals: Major
     788   AstraZeneca PLC.........................      32,870
   1,538   GlaxoSmithKline PLC.....................      36,301
                                                     ----------
                                                         69,171
                                                     ----------
           Publishing: Books/Magazines
     686   Pearson PLC.............................       9,491
                                                     ----------

           Pulp & Paper
   3,795   Mondi PLC...............................      29,311
                                                     ----------

           Real Estate Investment Trusts
   1,572   British Land Company PLC................      31,559
   1,499   Hammerson PLC...........................      34,062
                                                     ----------
                                                         65,621
                                                     ----------
           Tobacco
     935   British American Tobacco PLC............      33,485
     712   Imperial Tobacco Group PLC..............      34,688
                                                     ----------
                                                         68,173
                                                     ----------
           Wholesale Distributors
     547   Wolseley PLC............................       7,544
                                                     ----------

           Wireless Telecommunications
  11,848   Vodafone Group PLC......................      41,581
                                                     ----------
           Total United Kingdom....................     988,862
                                                     ----------

           United States (0.4%)
           Financial Conglomerates
     602   Citigroup, Inc. ........................      16,988
                                                     ----------

           Total Common Stocks
           (Cost $4,863,841)                          4,260,555
                                                     ----------

           United States (0.6%)
           Investment Trusts/Mutual Funds
     350   iShares MSCI EAFE Index
           (Cost $29,197)..........................      25,316
                                                     ----------




Total Investments
(Cost $4,893,038) (a)......................   98.6%  $4,285,871
Other Assets in Excess of Liabilities......    1.4       62,973
                                             -----   ----------
Net Assets.................................  100.0%  $4,348,844
                                             =====   ==========




--------------------------------------------------------------------

 *   Non-income producing security.

 ** Comprised of securities in separate entities that are traded as a single stapled security.

 # Securities with total market value equal to $4,243,567 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $83,083 and the aggregate gross unrealized depreciation is $690,250, resulting in net unrealized depreciation of $607,167.






                        See Notes to Financial Statements

Morgan Stanley Diversified International Equity Fund
SUMMARY OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)




                                          PERCENT OF
                                            TOTAL
INDUSTRY                       VALUE     INVESTMENTS
----------------------------------------------------
Major Banks...............  $  457,660       10.7%
Integrated Oil............     290,594        6.8
Electric Utilities........     227,206        5.3
Major Telecommunications..     226,691        5.3
Pharmaceuticals: Major....     210,635        4.9
Real Estate Development...     136,252        3.2
Financial Conglomerates...     123,619        2.9
Industrial Conglomerates..     121,717        2.8
Other Metals/Minerals.....     113,342        2.7
Motor Vehicles............     108,754        2.5
Regional Banks............     105,133        2.5
Real Estate Investment
  Trusts..................     103,735        2.4
Wholesale Distributors....      91,013        2.1
Food Retail...............      83,630        2.0
Pulp & Paper..............      78,474        1.8
Engineering &
  Construction............      72,992        1.7
Electronic Equipment/
  Instruments.............      70,200        1.6
Food: Specialty/Candy.....      69,191        1.6
Tobacco...................      68,173        1.6
Chemicals: Major
  Diversified.............      67,413        1.6
Multi-Line Insurance......      65,248        1.5
Food: Major Diversified...      64,413        1.5
Chemicals: Specialty......      54,312        1.3
Telecommunication
  Equipment...............      51,184        1.2
Oil Refining/Marketing....      49,764        1.2
Building Products.........      42,368        1.0
Wireless
  Telecommunications......      41,581        1.0
Home Building.............      40,754        1.0
Airlines..................      38,884        0.9
Semiconductors............      37,392        0.9
Medical/Nursing Services..      37,047        0.9
Auto Parts: O.E.M. .......      36,909        0.9
Construction Materials....      35,646        0.8
Packaged Software.........      34,877        0.8
Department Stores.........      34,690        0.8
Electronics/Appliances....      34,204        0.8
Miscellaneous
  Manufacturing...........      33,854        0.8
Marine Shipping...........      33,136        0.8
Air Freight/Couriers......      31,253        0.7
Investment Banks/Brokers..      30,947        0.7
Personnel Services........      29,284        0.7
Life/Health Insurance.....      28,612        0.7
Electrical Products.......      26,558        0.6
Publishing:
  Books/Magazines.........      25,491        0.6
Investment Trusts/Mutual
  Funds...................      25,316        0.6
Aerospace & Defense.......      21,875        0.5
Medical Specialties.......      21,850        0.5
Property -- Casualty
  Insurers................      21,773        0.5
Apparel/Footwear Retail...      19,318        0.5
Electronic Components.....      18,926        0.4
Textiles..................      18,724        0.4
Trucks/Construction/Farm
  Machinery...............      18,544        0.4
Electronics/Appliance
  Stores..................      17,996        0.4
Agricultural
  Commodities/Milling.....      17,895        0.4
Steel.....................      17,615        0.4
Media Conglomerates.......      17,344        0.4
Household/Personal Care...      17,066        0.4
Pharmaceuticals: Other....      16,458        0.4
Apparel/Footwear..........      15,517        0.4
Other Consumer
  Specialties.............      15,463        0.4
Home Improvement Chains...      15,132        0.4
Beverages: Alcoholic......      14,423        0.3
Specialty Stores..........      13,908        0.3
Industrial Machinery......      13,178        0.3
Information Technology
  Services................      13,061        0.3
Computer Processing
  Hardware................      12,950        0.3
Automotive Aftermarket....      12,767        0.3
Industrial Specialties....      12,467        0.3
Metal Fabrications........      11,278        0.3
Miscellaneous Commercial
  Services................      10,233        0.2
Finance/Rental/Leasing....      10,210        0.2
Office/Plant Automation...      10,064        0.2
Electronic Distributors...       9,878        0.2
Hotels/Resorts/Cruise-
  lines...................       9,428        0.2
Office
  Equipment/Supplies......       9,011        0.2
Advertising/Marketing
  Services................       8,831        0.2
Metals....................       8,668        0.2
Containers/Packaging......       7,514        0.2
Tools/Hardware............       5,781        0.1
Food: Meat/Fish/Dairy.....       5,376        0.1
Hospital/Nursing
  Management..............       5,201        0.1
                            ----------      -----
                            $4,285,871      100.0%
                            ==========      =====





                        See Notes to Financial Statements

Morgan Stanley Diversified International Equity Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2008 (unaudited)


Assets:
Investments in securities, at value (cost $4,893,038)..................  $4,285,871
Receivable for:
  Dividends...........................................................        3,531
  Foreign withholding taxes reclaimed.................................          610
  Dividends from affiliate............................................            7
Prepaid expenses and other assets......................................       8,665
Deferred offering costs................................................      59,133
Receivable from Distributor............................................         321
Receivable from Investment Adviser.....................................      80,527
                                                                         ----------
  Total Assets........................................................    4,438,665
                                                                         ----------
Liabilities:
Transfer agent fee payable.............................................       2,197
Accrued expenses and other payables....................................      19,481
Payable to bank........................................................      11,620
Offering costs.........................................................      56,523
                                                                         ----------
  Total Liabilities...................................................       89,821
                                                                         ----------
  Net Assets..........................................................   $4,348,844
                                                                         ==========
Composition of Net Assets:
Paid-in-capital........................................................  $5,001,678
Net unrealized depreciation............................................    (607,147)
Net investment loss....................................................     (14,665)
Net realized loss......................................................     (31,022)
                                                                         ----------
  Net Assets..........................................................   $4,348,844
                                                                         ==========
Class A Shares:
Net Assets.............................................................     $88,472
Shares Outstanding (unlimited authorized, $.01 par value)..............      10,177
  Net Asset Value Per Share...........................................        $8.69
                                                                              =====
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value).....................        $9.17
                                                                              =====
Class B Shares:
Net Assets.............................................................     $86,897
Shares Outstanding (unlimited authorized, $.01 par value)..............      10,000
  Net Asset Value Per Share...........................................        $8.69
                                                                              =====
Class C Shares:
Net Assets.............................................................     $86,897
Shares Outstanding (unlimited authorized, $.01 par value)..............      10,000
  Net Asset Value Per Share...........................................        $8.69
                                                                              =====
Class D Shares:
Net Assets.............................................................  $4,086,578
Shares Outstanding (unlimited authorized, $.01 par value)..............     470,000
  Net Asset Value Per Share...........................................        $8.69
                                                                              =====





                        See Notes to Financial Statements

Morgan Stanley Diversified International Equity Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the period October 9, 2007* through January 31, 2008 (unaudited)


Net Investment loss:
Income
Dividends (net of $1,918 foreign withholding tax).......................  $  19,040
Dividends from affiliate................................................      2,209
Interest................................................................         11
                                                                          ---------
  Total Income.........................................................      21,260
                                                                          ---------
Expenses
Professional fees.......................................................     73,151
Offering costs..........................................................     26,952
Investment advisory fee.................................................      8,128
Transfer agent fees and expenses........................................      2,215
Administration fee......................................................      1,182
Shareholder reports and notices.........................................        966
Custodian fees..........................................................        963
Registration fees.......................................................        357
Trustees' fees and expenses.............................................        207
Distribution fee (Class A shares).......................................         20
Distribution fee (Class B shares).......................................         81
Distribution fee (Class C shares).......................................         75
Other...................................................................      4,571
                                                                          ---------
  Total Expenses.......................................................     118,868
Less: amounts waived/reimbursed.........................................    (82,943)
                                                                          ---------
  Net Expenses.........................................................      35,925
                                                                          ---------
  Net Investment Loss..................................................     (14,665)
                                                                          ---------
Net Realized and Unrealized Gain (Loss):
Net Realized Loss on:
Investments.............................................................     (2,151)
Foreign exchange transactions...........................................    (28,871)
                                                                          ---------
  Net Realized Loss....................................................     (31,022)
                                                                          ---------
Net Unrealized Appreciation/Depreciation on:
Investments.............................................................   (607,167)
Net translation of other assets and liabilities denominated in foreign
  currencies............................................................         20
                                                                          ---------
  Net Unrealized Appreciation/Depreciation.............................    (607,147)
                                                                          ---------
  Net Loss.............................................................    (638,169)
                                                                          ---------
Net Decrease............................................................  $(652,834)
                                                                          =========




----------
* Commencement of operations


                        See Notes to Financial Statements

Morgan Stanley Diversified International Equity Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                     FOR THE PERIOD
                                                                    OCTOBER 9, 2007*
                                                                         THROUGH
                                                                    JANUARY 31, 2008
                                                                    ----------------
                                                                       (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss...............................................     $  (14,665)
Net realized loss.................................................        (31,022)
Net unrealized appreciation/depreciation..........................       (607,147)
                                                                       ----------
  Net Decrease...................................................        (652,834)
Net increase from transactions in shares of beneficial interest...      4,901,678
                                                                       ----------
  Net Increase...................................................       4,248,844
Net Assets:
Beginning of period...............................................        100,000
                                                                       ----------
End of Period
(Including a net investment loss of $14,665)......................     $4,348,844
                                                                       ==========




----------
* Commencement of operations


                        See Notes to Financial Statements

Morgan Stanley Diversified International Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED)

1. Organization And Accounting Policies
Morgan Stanley Diversified International Equity Fund (the "Fund") was organized as a separate diversified fund of Morgan Stanley Series Fund, a Massachusetts business trust, which was registered under the Investment Company Act of 1940 as amended (the "Act"), as an open-end management investment company and commenced operations on October 9, 2007. The Fund's investment objective is to seek capital appreciation.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade)

Morgan Stanley Diversified International Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued


and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its

Morgan Stanley Diversified International Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued


taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on October 9, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. For the period ended January 31, 2008, the Fund remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Offering Costs -- The Investment Adviser incurred offering costs on behalf of the Fund in an amount of approximately $86,000 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net assets determined at the close of each business day:
0.55% to the portion of the daily net assets not exceeding $500 million; 0.50% to the portion of the daily net assets exceeding $500 million but not exceeding $1.5 billion; and 0.45% to the portion of the daily net assets exceeding $1.5 billion.

Effective January 9, 2008, the Investment Adviser has voluntarily agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and Morgan Stanley Services Company, Inc., the Fund's Administrator, has agreed to waive the Fund's administrative fees, to the extent such operating expenses exceed 1.30% of the average daily net assets of the Fund on annualized basis. This cap/waiver may be terminated at any time.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Morgan Stanley Diversified International Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Distribution Plan") pursuant to Rule 12b-1 under the Act regarding the payment of distribution fees by Class B and Class C shares and a Shareholder Services Plan (the "Service Plan") pursuant to Rule 12b-1 under the Act regarding the payment of service fees by Class A, Class B and Class C shares. The Plans provide that the Fund will pay the Distributor a fee, which is accrued daily and paid monthly, at the following annual rates: (i) Class A -- a service fee of up to 0.25% of the average daily net assets of Class A shares; (ii) Class B -- a combined distribution and service fee of up to 1.0% of the average daily net assets of Class B shares; and
(iii) Class C -- a combined distribution and service fee of up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plans continue in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution and/or service fees from the Fund pursuant to the Plans and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plans and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason either Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess amounts at January 31, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Service Plan in the case of Class A and either Plan in the case of Class C in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the period ended January 31, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.07% and 0.26%, respectively.

The Distributor has informed the Fund that for the period ended January 31, 2008, it did not received any contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares and no front-end sales charges were received from sales of the Fund's Class A shares.

Morgan Stanley Diversified International Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market
Portfolio -- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Portfolio -- Institutional Class. For the period ended January 31, 2008, advisory fees paid were reduced by $53 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $2,209, for the period ended January 31, 2008. During the period ended January 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class aggregated $5,012,302 and $5,012,302, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended January 31, 2008 aggregated $4,973,456, and $78,270, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Diversified International Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                                       FOR THE PERIOD
                                                                      OCTOBER 9, 2007*
                                                                           THROUGH
                                                                      JANUARY 31, 2008
                                                                    --------------------
                                                                         (unaudited)
                                                                     SHARES     AMOUNT
                                                                    -------   ----------
CLASS A SHARES
Sold..............................................................    7,677   $   76,723
                                                                    -------   ----------
CLASS B SHARES
Sold..............................................................    9,750       94,394
Redeemed..........................................................   (2,250)     (19,439)
                                                                    -------   ----------
Net increase -- Class B...........................................    7,500       74,955
                                                                    -------   ----------
CLASS C SHARES
Sold..............................................................    7,500       75,000
                                                                    -------   ----------
CLASS D SHARES
Sold..............................................................  467,500    4,675,000
                                                                    -------   ----------
Net increase in Fund..............................................  490,177   $4,901,678
                                                                    =======   ==========




----------
  * Commencement of operations

6. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 2008, the Fund had investments in securities of issuers in Japan and the United Kingdom, representing 21.8% and 22.7% respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

Morgan Stanley Diversified International Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued

7. Accounting Pronouncement
In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Diversified International Equity Fund
FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:


                                                          FOR THE PERIOD OCTOBER 9, 2007*
                                                             THROUGH JANUARY 31, 2008
                                               ----------------------------------------------------

                                               CLASS A        CLASS B        CLASS C        CLASS D
                                                SHARES         SHARES         SHARES         SHARES
                                               -------        -------        -------        -------

Selected Per Share Data:

Net asset value, beginning of period.........   $10.00         $10.00         $10.00         $10.00
                                                ------         ------         ------         ------

Loss from investment operations:
  Net investment loss.......................     (0.03)         (0.04)         (0.04)         (0.03)
  Net realized and unrealized loss..........     (1.28)         (1.27)         (1.27)         (1.28)
                                                 ------         ------         ------         ------

Total loss from investment operations........    (1.31)         (1.31)         (1.31)         (1.31)
                                                 ------         ------         ------         ------

Net asset value, end of period...............    $8.69          $8.69          $8.69          $8.69
                                                 =====          =====          =====          =====

Total Return++(1)............................   (13.10)+%      (13.10)+%      (13.10)+%      (13.10)%

Ratios to Average Net Assets(2)(3)(4)(5):

Expenses.....................................     2.49%          2.69%          2.68%          2.42%

Net investment loss..........................    (1.05)%        (1.25)%        (1.24)%        (0.98)%

Supplemental Data:
Net assets, end of period, in thousands......      $88            $87            $87         $4,087

Portfolio turnover rate(1)...................        3%             3%             3%             3%



----------

 *   Commencement of operations.
 ++  The per share amounts were computed using an average number of shares outstanding during the period.
 +   Does not reflect the deduction of sales charge.
 ++  Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of it net assets had an effect of less than 0.005%.
(5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 8.10% and (6.66)%, respectively for Class A; 8.30% and (6.86)%, respectively for Class B; 8.29% and
     (6.85)%, respectively for Class C; and 8.03% and (6.59)%, respectively for
     Class D.




                        See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board
Ronald E. Robison
President and Principal Executive Officer
J. David Germany
Vice President
Dennis F. Shea
Vice President
Amy R. Doberman
Vice President
Carsten Otto
Chief Compliance Officer
Stefanie V. Chang Yu
Vice President
Francis J. Smith
Treasurer and Chief Financial Officer
Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.


(c) 2008 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Morgan Stanley
Diversified International
Equity Fund


Semiannual Report
January 31, 2008



ILQSAN
IU08-01639P-Y01/08

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Series Fund - Diversified International Equity


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2008


                                        3